Benefit Plans, Valuation, Stock-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 173	$ 150	$ 224
Stock Options [Member]
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Options maximum term	5 years
Unrecognized stock-based compensation expense related to non-vested stock options	$ 38
Unrecognized compensation expense, period of recognition	1 year 7 months 2 days
Restricted Shares Units [Member]
Activity for Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	213,100
New awards granted (in shares)	104,424
Forfeited awards (in shares)	(13,350)
Awards settled (in shares)	(85,747)
Balance, End of period (in shares)	218,427	213,100
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 458	$ 633	610
Options maximum term	3 years
Unrecognized stock-based compensation expense	$ 1,000
Unrecognized compensation expense, period of recognition	29 months
Additional Disclosures [Abstract]
Shares vested after term	100.00%
Liability related to awards	$ 526	$ 749
Performance Share Units [Member]
Activity for Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	370,100
New awards granted (in shares)	138,643
Forfeited awards (in shares)	(17,774)
Awards settled (in shares)	(82,076)
Balance, End of period (in shares)	408,893	370,100
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense	$ 644	$ 1,200	$ 23
Options maximum term	3 years
Unrecognized stock-based compensation expense	$ 1,600
Unrecognized compensation expense, period of recognition	27 months
Additional Disclosures [Abstract]
Shares vested after term	100.00%
Liability related to awards	$ 1,700	$ 1,500